Hybrid Bonds - Summary of Hybrid Bonds (Parenthetical) (Detail) - Hybrid bond 1-2 [member]	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Maturity date	30 years (The issuer has a right to extend the maturity date)
Interest rate adjustment	4.60%
Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company)
Others	The issuer can call the hybrid bond at year 10th anniversary of issuance and interest payment date afterwards
After 10 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	1.40%
After 10 years : Return on Government Bond [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.25%
After 30 years [member]
Disclosure of detailed information about borrowings [line items]
Interest rate adjustment	0.75%